Goldman Sachs US Mortgages Fund Performance Management - Class A Inst Inv Separate Account Inst R6 Shares [Member] - Goldman Sachs US Mortgages Fund	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional, Service, Investor, Separate Account Institutional, Class R and Class R6 Shares compare to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Aggregate Bond Index) (the “Regulatory Benchmark”) and the Bloomberg U.S. Securitized Bond Index (the “Performance Benchmark”).The Performance Benchmark is generally more representative of the market sectors and/ or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund's performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 41 of the Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus. The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional, Service, Investor, Separate Account Institutional, Class R and Class R6 Shares compare to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Aggregate Bond Index) (the “Regulatory Benchmark”) and the Bloomberg U.S. Securitized Bond Index (the “Performance Benchmark”).
Performance One Year or Less [Text]	Service Class Shares commenced operations on February 20, 2026. Because Service Class Shares have not had returns for a full calendar year as of the date of this Prospectus, the figures shown above provide performance for Investor Shares of the Fund. Performance has not been adjusted to reflect the higher expenses of Service Class Shares. Service Class Shares would have had lower returns because: (i) Investor Shares and Service Class Shares represent interests in the same portfolio of securities; and (ii) Service Class Shares have higher expenses.Class R Shares commenced operations on February 20, 2026. Because Class R Shares have not had returns for a full calendar year as of the date of this Prospectus, the figures shown above provide performance for Investor Shares of the Fund. Performance has not been adjusted to reflect the higher expenses of Class R Shares. Class R Shares would have had lower returns because: (i) Investor Shares and Class R Shares represent interests in the same portfolio of securities; and (ii) Class R Shares have higher expenses.
Performance Additional Market Index [Text]	The Performance Benchmark is generally more representative of the market sectors and/ or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund's performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	*Previously, the bar chart above showed the Fund’s annual returns for Class A Shares. Annual returns for Institutional Shares are used because Institutional Shares have more assets than any other share class.
Bar Chart [Heading]	CALENDAR YEAR (INSTITUTIONAL*)
Bar Chart Closing [Text Block]	ReturnsQuarter endedYear-to-Date Return0.94%June 30, 2026During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return7.42%December 31, 2023Worst Quarter Return-5.62%September 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2025
Performance Table Narrative	Benchmark returns do not reflect any deductions for fees or expenses.The after-tax returns are for Class A Shares only. The after-tax returns for Institutional, Service, Investor, Separate Account Institutional, Class R and Class R6 Shares will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are for Class A Shares only. The after-tax returns for Institutional, Service, Investor, Separate Account Institutional, Class R and Class R6 Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Benchmark returns do not reflect any deductions for fees or expenses.
Performance Availability Website Address [Text]	am.gs.com
Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return	0.94%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	7.42%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(5.62%)
Lowest Quarterly Return, Date	Sep. 30, 2022